Share Option and Warrant Reserves (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Option And Warrant Reserves
Included in exploration and evaluation costs	$ 1,118	$ 363
Included in fees, salaries and other employee benefits	2,212	654
Included in project investigation costs	70	42
Total share-based compensation expense	$ 3,400	$ 1,059